SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Within one year	$ 13,018	$ 10,739